Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Other Income

		For the year ended December 31,
		2024	2023
	Note	$	$
Realized gain on investments		(4.6)	(0.6)
Gain on sale of intangible asset		(7.0)	—
Unrealized gain on equity securities	14	(6.1)	(10.5)
Other		4.1	5.9
Total other income		(13.6)	(5.2)